Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2014 $	December 31, 2013 $
Voyage and vessel expenses	33,845	72,481
Audit, legal and other general expenses	3,344	37,473
Interest including interest rate swaps	20,946	20,185
Payroll and benefits	8,461	6,803
Income tax payable and other	1,417	1,214

	68,013	138,156